Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS - 91.0%

Communication Services - 11.7%
Entertainment - 5.3%
Activision Blizzard, Inc.	38,376	$3,492,216
Electronic Arts, Inc.	36,762	5,264,318
Nexon Co. Ltd. (Japan)	162,400	4,927,768
Sea Ltd. - ADR (Taiwan)*	37,784	8,188,171
The Walt Disney Co.*	19,491	3,277,801
		25,150,274
Interactive Media & Services - 4.8%
Alphabet, Inc. - Class A*	4,424	8,084,241
Alphabet, Inc. - Class C*	700	1,285,018
Auto Trader Group plc (United Kingdom)[2]	27,520	212,167
Facebook, Inc. - Class A*	24,402	6,303,769
Tencent Holdings Ltd. - Class H (China)	78,134	6,961,998
		22,847,193
Media - 1.6%
Charter Communications, Inc. - Class A*	10,780	6,549,497
Comcast Corp. - Class A	4,328	214,539
Quebecor, Inc. - Class B (Canada)	19,925	476,797
S4 Capital plc (United Kingdom)*	55,195	374,346
		7,615,179
Total Communication Services		55,612,646
Consumer Discretionary - 13.9%
Distributors - 0.0%##
Genuine Parts Co.	457	42,903
Hotels, Restaurants & Leisure - 2.2%
Accor S.A. - ADR (France)*	321,745	2,187,866
Accor S.A. (France)*	3,025	101,718
Compass Group plc - ADR (United Kingdom)*	180,543	3,241,108
Compass Group plc (United Kingdom)*	11,140	198,991
Hilton Worldwide Holdings, Inc.	21,733	2,203,509
InterContinental Hotels Group plc - ADR (United Kingdom)*	34,988	2,154,211
InterContinental Hotels Group plc (United Kingdom)*	1,630	100,420
Restaurant Brands International, Inc. (Canada)	3,520	203,104
Wyndham Hotels & Resorts, Inc.	1,535	89,291
		10,480,218
Household Durables - 1.4%
Garmin Ltd.	399	45,829
Nikon Corp. (Japan)	214,500	1,709,443
Sony Corp. - ADR (Japan)	47,915	4,585,945
Sony Corp. (Japan)	3,600	344,565
		6,685,782

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 4.9%
Alibaba Group Holding Ltd. - ADR (China)*	18,560	$4,711,085
Amazon.com, Inc.*	2,600	8,336,120
Expedia Group, Inc.	83,492	10,361,357
		23,408,562
Multiline Retail - 2.1%
Dollar General Corp.	21,025	4,091,675
Dollar Tree, Inc.*	57,130	5,807,836
		9,899,511
Specialty Retail - 0.9%
AutoZone, Inc.*	3,169	3,544,114
Best Buy Co., Inc.	730	79,439
The Home Depot, Inc.	1,291	349,629
		3,973,182
Textiles, Apparel & Luxury Goods - 2.4%
adidas AG (Germany)*	7,070	2,241,748
lululemon athletica, Inc. *	13,789	4,532,169
NIKE, Inc. - Class B	32,605	4,355,702
VF Corp.	964	74,103
		11,203,722
Total Consumer Discretionary		65,693,880
Consumer Staples - 11.2%
Beverages - 5.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)	37,287	2,340,606
The Coca-Cola Co.	164,687	7,929,679
Constellation Brands, Inc. - Class A	10,831	2,284,583
Diageo plc (United Kingdom)	105,779	4,246,730
Heineken N.V. - ADR (Netherlands)	68,760	3,569,332
Heineken N.V. (Netherlands)	3,235	337,386
PepsiCo, Inc.	22,994	3,140,290
		23,848,606
Food & Staples Retailing - 1.1%
The Kroger Co.	2,000	69,000
Sysco Corp.	1,051	75,157
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	161,581	4,617,985
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	75,821	215,897
Walmart, Inc.	2,724	382,695
		5,360,734
Food Products - 3.7%
Archer-Daniels-Midland Co.	1,285	64,263
Conagra Brands, Inc.	1,399	48,405
Danone S.A. (France)	6,441	428,318

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
General Mills, Inc.	1,421	$82,560
The Hershey Co.	495	71,993
Hormel Foods Corp.	967	45,314
The J.M. Smucker Co.	358	41,675
Mondelez International, Inc. - Class A	162,085	8,985,992
Nestle S.A. (Switzerland)	67,470	7,563,157
Tyson Foods, Inc. - Class A	855	54,985
		17,386,662
Household Products - 0.1%
Colgate-Palmolive Co.	1,610	125,580
Kimberly-Clark Corp.	702	92,734
		218,314
Personal Products - 1.3%
Beiersdorf AG (Germany)	2,625	286,532
Unilever plc - ADR (United Kingdom)	102,743	5,994,027
		6,280,559
Total Consumer Staples		53,094,875
Energy - 7.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co.	2,777	55,790
Schlumberger N.V	79,550	1,766,806
		1,822,596
Oil, Gas & Consumable Fuels - 6.9%
BP plc - ADR (United Kingdom)	49,423	1,098,179
Cabot Oil & Gas Corp.	412,237	7,556,304
Cameco Corp. (Canada)	240,108	2,982,141
ConocoPhillips	126,452	5,061,874
EOG Resources, Inc.	68,605	3,496,111
EQT Corp.	199,925	3,260,777
Exxon Mobil Corp.	68,775	3,083,871
Jonah Energy Parent LLC*3	2,449	36,735
Lonestar Resources US, Inc.*	2,957	14,756
Marathon Petroleum Corp.	1,663	71,775
Pioneer Natural Resources Co.	27,820	3,363,438
Royal Dutch Shell plc - Class B - ADR (Netherlands)	34,189	1,192,854
TOTAL SE - ADR (France)	26,454	1,113,184
Tourmaline Oil Corp. (Canada)	40,905	582,826
Valero Energy Corp.	996	56,204
		32,971,029
Total Energy		34,793,625
Financials - 9.0%
Banks - 1.2%
Bank of America Corp.	8,725	258,696

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	6,214	$188,968
Citigroup, Inc.	2,701	156,631
East West Bancorp, Inc.	53,900	3,230,766
Fifth Third Bancorp	1,793	51,871
FinecoBank Banca Fineco S.p.A. (Italy)*	47,010	730,996
JP Morgan Chase & Co.	2,836	364,908
The PNC Financial Services Group, Inc.	592	84,964
Regions Financial Corp.	2,582	43,920
Truist Financial Corp.	2,557	122,685
U.S. BanCorp.	2,684	115,009
Wells Fargo & Co.	5,561	166,163
		5,515,577
Capital Markets - 5.6%
BlackRock, Inc.	9,169	6,429,853
Cboe Global Markets, Inc.	23,659	2,170,240
CME Group, Inc.	12,503	2,272,295
Deutsche Boerse AG (Germany)	23,745	3,812,335
Intercontinental Exchange, Inc.	41,673	4,598,615
Moody’s Corp.	14,423	3,840,268
S&P Global, Inc.	11,366	3,603,022
		26,726,628
Consumer Finance - 0.8%
American Express Co.	32,150	3,737,759
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*	10,702	2,438,665
Insurance - 0.9%
Admiral Group plc (United Kingdom)	17,850	703,483
The Allstate Corp.	639	68,488
Chubb Ltd.	773	112,603
Cincinnati Financial Corp.	332	27,918
The Hartford Financial Services Group, Inc.	900	43,218
The Travelers Companies, Inc.	521	71,012
W. R. Berkley Corp.	53,177	3,304,419
		4,331,141
Total Financials		42,749,770
Health Care - 11.8%
Biotechnology - 2.3%
AbbVie, Inc.	2,219	227,403
BioMarin Pharmaceutical, Inc.*	43,040	3,562,851
Gilead Sciences, Inc.	2,057	134,939
Incyte Corp.*	18,305	1,642,874
Seagen, Inc.*	12,075	1,983,561

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	14,977	$3,430,931
		10,982,559
Health Care Equipment & Supplies - 4.3%
Alcon, Inc. (Switzerland)*	43,154	3,094,573
Boston Scientific Corp.*	52,679	1,866,944
Getinge AB - Class B (Sweden)	21,020	542,195
Heska Corp.*	9,939	1,663,391
IDEXX Laboratories, Inc.*	7,400	3,542,232
Intuitive Surgical, Inc.*	2,549	1,905,734
Medtronic plc.	47,834	5,325,359
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	200,000	373,514
West Pharmaceutical Services, Inc.	6,661	1,994,903
		20,308,845
Health Care Providers & Services - 0.9%
Quest Diagnostics, Inc.	400	51,660
UnitedHealth Group, Inc.	12,429	4,146,066
		4,197,726
Life Sciences Tools & Services - 0.7%
Gerresheimer AG (Germany)	1,700	181,031
Thermo Fisher Scientific, Inc.	6,545	3,335,987
		3,517,018
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	3,008	184,781
Dechra Pharmaceuticals plc (United Kingdom)	4,870	240,067
Eli Lilly & Co.	936	194,660
Johnson & Johnson	57,646	9,403,792
Merck & Co., Inc.	3,198	246,470
Novartis AG - ADR (Switzerland)	52,264	4,728,324
Perrigo Co. plc.	6,475	276,482
Pfizer, Inc.	7,373	264,691
Viatris, Inc.*	849	14,425
Zoetis, Inc.	9,920	1,530,160
		17,083,852
Total Health Care		56,090,000
Industrials - 5.2%
Aerospace & Defense - 0.1%
Airbus SE (France)*	2,020	203,127
General Dynamics Corp.	550	80,674
Lockheed Martin Corp.	451	145,141
Raytheon Technologies Corp.	2,136	142,535
		571,477
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	461	39,443

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Airlines - 0.9%
Controladora Vuela Cia de Aviacion
S.A.B. de C.V. - ADR (Mexico)*	23,015	$259,609
Ryanair Holdings plc - ADR (Ireland)*	43,191	4,106,169
		4,365,778
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	13,022	322,057
Johnson Controls International plc.	1,979	98,594
Trane Technologies plc	1,674	239,968
		660,619
Commercial Services & Supplies - 0.5%
Bingo Industries Ltd. (Australia)[2]	27,241	66,720
Copart, Inc.*	18,745	2,057,264
Waste Management, Inc .	867	96,514
		2,220,498
Electrical Equipment - 0.1%
Eaton Corp. plc.	892	104,988
Emerson Electric Co.	1,402	111,249
Rockwell Automation, Inc.	267	66,358
		282,595
Industrial Conglomerates - 0.1%
3M Co	956	167,931
Honeywell International, Inc.	1,119	218,619
		386,550
Machinery - 0.1%
Caterpillar, Inc.	969	177,172
Cummins, Inc.	379	88,845
Dover Corp.	311	36,228
Illinois Tool Works, Inc.	617	119,828
Parker-Hannifin Corp.	263	69,592
Stanley Black & Decker, Inc.	298	51,700
		543,365
Professional Services - 0.8%
Insperity, Inc.	46,921	3,682,829
Road & Rail - 0.8%
Norfolk Southern Corp.	14,351	3,395,733
Union Pacific Corp.	1,046	206,554
		3,602,287
Trading Companies & Distributors - 0.9%
Brenntag AG (Germany)	52,200	4,088,986
Fastenal Co.	1,557	70,984
W. W. Grainger, Inc.	113	41,176
		4,201,146

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure - 0.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR (Mexico)*	29,533	$1,377,124
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	23,800	139,231
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)*	11,672	1,164,749
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)*	8,255	1,293,641
		3,974,745
Total Industrials		24,531,332
Information Technology - 13.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.	5,379	239,796
Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	32,315	4,254,593
IT Services - 6.3%
Accenture plc - Class A	640	154,829
Adyen N.V. (Netherlands)*2	80	167,122
Automatic Data Processing, Inc.	556	91,807
International Business Machines Corp.	1,359	161,871
Keywords Studios plc (Ireland)*	4,621	172,515
Mastercard, Inc. - Class A	27,001	8,540,146
PayPal Holdings, Inc.*	48,795	11,433,156
StoneCo Ltd. - Class A (Brazil)*	5,162	371,148
Switch, Inc. - Class A	12,569	216,438
TravelSky Technology Ltd. - Class H (China)	141,000	314,165
Verra Mobility Corp.*	168,059	2,151,155
Visa, Inc. - Class A	32,485	6,277,726
		30,052,078
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	597	87,956
Intel Corp.	5,006	277,883
KLA Corp.	388	108,667
Micron Technology, Inc.*	89,702	7,020,976
QUALCOMM, Inc.	1,396	218,167
Skyworks Solutions, Inc.	320	54,160
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	2,385	289,825
Texas Instruments, Inc.	1,437	238,096
		8,295,730
Software - 4.7%
Microsoft Corp.	49,067	11,381,581
Oracle Corp.	2,784	168,237

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
ServiceNow, Inc.*	20,117	$10,926,750
		22,476,568
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	601	39,930
Total Information Technology		65,358,695
Materials - 2.7%
Chemicals - 0.7%
Akzo Nobel N.V. (Netherlands)	1,441	146,693
FMC Corp.	29,217	3,163,909
International Flavors & Fragrances, Inc.	235	26,409
Linde plc (United Kingdom)	592	145,277
LyondellBasell Industries N.V. - Class A	844	72,381
PPG Industries, Inc.	429	57,791
		3,612,460
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	7,882	2,265,366
Vulcan Materials Co.	25,643	3,824,397
		6,089,763
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	206,645	3,236,061
Metals & Mining - 0.0%##
Nucor Corp.	1,021	49,753
Total Materials		12,988,037
Real Estate - 4.4%
Equity Real Estate Investment Trusts (REITS) - 4.4%
Agree Realty Corp.	2,614	165,205
American Campus Communities, Inc.	2,615	107,633
American Homes 4 Rent - Class A.	8,208	248,128
American Tower Corp.	21,329	4,849,361
Americold Realty Trust.	7,143	249,362
Apartment Income REIT Corp.*	1,399	54,239
Apple Hospitality REIT, Inc.	10,642	132,812
AvalonBay Communities, Inc.	977	159,906
Brandywine Realty Trust	6,944	76,384
Camden Property Trust	1,704	174,064
CareTrust REIT, Inc.	3,441	77,285
Community Healthcare Trust, Inc.	3,280	146,682
Cousins Properties, Inc.	6,907	217,847
Crown Castle International Corp.	903	143,812
Digital Realty Trust, Inc.	2,593	373,262
Douglas Emmett, Inc.	4,089	113,306
Duke Realty Corp.	5,494	217,343
Equinix, Inc.	5,481	4,055,721
Equity LifeStyle Properties, Inc.	3,891	236,728
Essex Property Trust, Inc.	516	123,639

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Extra Space Storage, Inc.	843	$95,925
First Industrial Realty Trust, Inc.	3,922	159,390
Flagship Communities REIT	4,192	65,102
Getty Realty Corp.	3,974	105,589
Healthcare Realty Trust, Inc.	4,336	130,123
Healthcare Trust of America, Inc. - Class A	5,486	154,980
Healthpeak Properties, Inc.	7,240	214,666
Hibernia REIT plc (Ireland)	48,936	65,087
Invitation Homes, Inc.	12,851	378,847
Kilroy Realty Corp.	2,945	166,775
Lamar Advertising Co. - Class A	1,298	104,852
Life Storage, Inc.	1,921	156,715
Mid-America Apartment Communities, Inc.	2,306	306,122
Prologis, Inc.	7,929	818,273
Public Storage	1,491	339,381
Realty Income Corp.	1,364	80,558
Rexford Industrial Realty, Inc.	2,747	134,438
SBA Communications Corp.	16,891	4,538,105
STAG Industrial, Inc.	2,827	84,245
Sun Communities, Inc.	2,335	334,209
Terreno Realty Corp.	2,007	113,556
UDR, Inc.	4,383	168,526
Welltower, Inc.	1,522	92,233
Total Real Estate		20,730,416
TOTAL COMMON STOCKS
(Identified Cost $323,704,212)		431,643,276

CORPORATE BONDS - 3.2%

Non-Convertible Corporate Bonds- 3.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 4.25%, 3/1/2027	200,000	232,239
Lumen Technologies, Inc., 7.50%, 4/1/2024	45,000	50,728
Verizon Communications, Inc., 4.272%, 1/15/2036	550,000	668,879
		951,846
Interactive Media & Services - 0.1%
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[2]	490,000	550,989
Media - 0.2%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[2]	50,000	50,250
Comcast Corp., 3.25%, 11/1/2039	501,000	545,212

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media (continued)
TEGNA, Inc., 4.625%, 3/15/2028[2]	50,000	$50,688
		646,150
Total Communication Services		2,148,985

Consumer Discretionary - 0.3%
Automobiles - 0.0%##
Ford Motor Co., 9.00%, 4/22/2025	80,000	97,294
PM General Purchaser LLC, 9.50%, 10/1/2028[2]	60,000	65,919
		163,213
Hotels, Restaurants & Leisure - 0.0%##
Affinity Gaming, 6.875%, 12/15/2027[2]	45,000	47,250
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[2]	53,000	59,824
STL Holding Co. LLC, 7.50%, 2/15/2026[2]	90,000	93,600
Taylor Morrison Communities, Inc. - Taylor Morrison Holdings II, Inc., 5.875%, 4/15/2023[2]	40,000	42,383
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	65,000	70,931
		266,738
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	510,000	565,931
Expedia Group, Inc., 6.25%, 5/1/2025[2]	196,000	226,507
		792,438
Total Consumer Discretionary		1,269,639

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC, 5.00%, 12/15/2028[2]	75,000	74,672
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[2]	65,000	72,150

Total Consumer Staples		146,822

Energy - 0.7%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	76,000	70,996
Oil, Gas & Consumable Fuels - 0.7%
Antero Midstream Partners LP - Antero Midstream Finance Corp., 5.75%, 1/15/2028[2]	49,000	49,000
Ascent Resources Utica Holdings LLC - ARU Finance Corp., 8.25%, 12/31/2028[2]	45,000	45,797

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	200,000	$187,500
Bruin E&P Partners LLC, 8.875%, 8/1/2023[4,5]	234,000	5,850
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[2]	53,000	54,325
DCP Midstream Operating LP, 8.125%, 8/16/2030	63,000	83,251
Energy Transfer Operating LP, 6.50%, 2/1/2042.	542,000	656,636
EQT Corp., 8.75%, 2/1/2030[6]	60,000	76,200
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	414,000	564,553
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[2]	76,000	64,355
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	150,000	156,000
New Fortress Energy, Inc., 6.75%, 9/15/2025[2]	75,000	78,281
NGL Energy Operating LLC - NGL Energy Finance Corp., 7.50%, 2/1/2026[2]	50,000	50,490
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	65,000	59,312
Occidental Petroleum Corp., 8.875%, 7/15/2030	35,000	43,951
PDC Energy, Inc., 5.75%, 5/15/2026	48,000	48,899
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	550,000	665,303
Talos Production, Inc., 12.00%, 1/15/2026[2]	75,000	71,062
The Williams Companies, Inc., 3.75%, 6/15/2027	403,000	457,073
		3,417,838
Total Energy		3,488,834

Financials - 0.6%
Banks - 0.3%
Bank of America Corp., 4.00%, 1/22/2025	320,000	356,555
Citigroup, Inc., 4.45%, 9/29/2027	375,000	436,825
JP Morgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[7]	550,000	587,760
		1,381,140
Capital Markets - 0.1%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[2]	71,000	78,810
LPL Holdings, Inc., 4.625%, 11/15/2027[2]	45,000	46,969

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025[2]	55,000	$58,499
3.75%, 6/17/2026[2]	240,000	245,874
StoneX Group, Inc., 8.625%, 6/15/2025[2]	100,000	108,375
		538,527
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	63,000	69,024
OneMain Finance Corp., 7.125%, 3/15/2026	53,000	62,010
PRA Group, Inc., 7.375%, 9/1/2025[2] SLM Corp.	71,000	76,148
5.125%, 4/5/2022	109,000	111,453
4.20%, 10/29/2025	85,000	90,125
		408,760
Diversified Financial Services - 0.1%
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	58,000	57,855
Owl Rock Capital Corp., 3.40%, 7/15/2026	75,000	76,840
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022[2]	45,000	45,450
		180,145
Insurance - 0.0%##
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/2025[2]	90,000	95,963
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[2]	85,000	84,787
Starwood Property Trust, Inc., 4.75%, 3/15/2025	76,000	76,548
		161,335
Thrifts & Mortgage Finance - 0.0%##
MGIC Investment Corp., 5.25%, 8/15/2028	76,000	81,320
Radian Group, Inc., 4.875%, 3/15/2027	90,000	97,088
		178,408
Total Financials		2,944,278

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[2]	55,000	59,125
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	295,000	339,703
Pharmaceuticals - 0.0%##
Bausch Health Companies, Inc., 5.00%, 1/30/2028[2]	73,000	75,212

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
P&L Development LLC - PLD Finance Corp., 7.75%, 11/15/2025[2]	70,000	$74,900
		150,112
Total Health Care		548,940

Industrials - 0.6%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	40,000	46,700
Airlines - 0.0%##
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%, 8/15/2025[2]	110,000	122,154
Southwest Airlines Co., 5.25%, 5/4/2025	16,000	18,366
		140,520
Commercial Services & Supplies - 0.1%
Matthews International Corp., 5.25%, 12/1/2025[2]	70,000	71,312
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[2]	70,000	76,636
		147,948
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[2]	70,000	71,225
Fluor Corp., 3.50%, 12/15/2024	50,000	49,734
Tutor Perini Corp., 6.875%, 5/1/2025[2]	100,000	101,438
		222,397
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[2]	10,000	10,640
Industrial Conglomerates - 0.1%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.554%[7,8]	405,000	382,539
Marine - 0.0%##
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	85,000	85,850
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[2]	45,000	49,275
		135,125
Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	380,000	417,694
Air Lease Corp.
3.75%, 6/1/2026	80,000	87,902
3.625%, 4/1/2027	370,000	401,641

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	$245,295
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[2]	257,000	263,905
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[2]	44,000	49,751
		1,466,188
Total Industrials		2,552,057

Information Technology - 0.0%##
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	48,000	53,222
Software - 0.0%##
LogMeIn, Inc., 5.50%, 9/1/2027[2]	38,000	39,758
Total Information Technology		92,980
Materials - 0.1%
Chemicals - 0.0%##
WR Grace & Co., 5.625%, 10/1/2024[2]	45,000	48,834
Metals & Mining - 0.1%
Hudbay Minerals, Inc. (Peru), 6.125%, 4/1/2029[2]	45,000	47,700
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[2]	60,000	61,482
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	71,000	75,304
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	42,000	47,374
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[4,9]	220,000	22
		231,882
Total Materials		280,716

Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITS) - 0.3%
American Tower Corp., 3.80%, 8/15/2029	571,000	647,773
Camden Property Trust, 2.80%, 5/15/2030	17,000	18,456
Crown Castle International Corp., 3.10%, 11/15/2029	582,000	630,869
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[2]	53,000	53,331
Iron Mountain, Inc., 4.50%, 2/15/2031[2]	53,000	54,192

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
MGM Growth Properties Operating Partnership LP - MGP Finance Co- Issuer, Inc., 3.875%, 2/15/2029[2]	45,000	$45,759
		1,450,380
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 5.00%, 3/1/2028[2]	44,000	45,815
Realogy Group LLC - Realogy Co-Issuer Corp., 5.75%, 1/15/2029[2]	35,000	35,744
		81,559
Total Real Estate		1,531,939
Utilities - 0.0%##
Electric Utilities - 0.0%##
Talen Energy Supply LLC, 6.50%, 6/1/2025	45,000	35,747
TOTAL CORPORATE BONDS
(Identified Cost $14,340,370)		15,040,937

MUTUAL FUND - 0.4%

iShares Broad USD Investment Grade Corporate Bond ETF (Identified Cost $1,812,640)	29,510	1,806,307

U.S. TREASURY SECURITIES - 3.4%

U.S. Treasury Bonds - 0.5%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $2,073,999)	1,840,000	2,307,044

U.S. Treasury Notes - 2.9%
U.S. Treasury Note
2.625%, 5/15/2021	4,240,000	4,270,475
1.50%, 8/15/2026	9,218,000	9,699,424
Total U.S. Treasury Notes
(Identified Cost $14,011,656)		13,969,899
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $16,085,655)		16,276,943

ASSET-BACKED SECURITIES - 0.1%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[2]	5,192	5,220
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026[2]	10,534	10,696
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	11,599	11,928

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	19,000	$19,424
Invitation Homes Trust Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.979%, 12/17/2036[2,10]	6,286	6,286
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.279%, 12/17/2036[2,10]	5,000	5,022
Navient Private Education Refi Loan Trust Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.64%, 6/25/2031[10]	15,093	14,909
Series 2019-CA, Class A1, 2.82%, 2/15/2068[2]	923	924
Nelnet Student Loan Trust Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.83%, 2/25/2045[2,10]	15,715	15,620
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.76%, 1/25/2037[2,10]	15,513	15,388
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.73%, 9/25/2047[2,10]	31,834	31,676
Oxford Finance Funding LLC Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	26,000	26,844
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	16,000	16,418
Progress Residential Trust, Series 2019- SFR2, Class A, 3.147%, 5/17/2036[2]	16,869	17,410
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	22,000	22,917
SoFi Consumer Loan Program Trust Series 2019-2, Class A, 3.01%, 4/25/2028[2]	3,088	3,117
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	4,616	4,662
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	15,077	15,522
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	14,000	14,483
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[2]	795	797
Towd Point Mortgage Trust Series 2016-5, Class A1, 2.50%, 10/25/2056[2,11]	8,897	9,074
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,11]	9,047	9,215

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust (continued) Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.13%, 10/25/2048[2,10]	8,813	$8,864
Tricon American Homes Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	12,893	13,293
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	26,000	26,248
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $324,153)		325,957

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,11]	2,590	2,665
Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,11]	4,360	4,437
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,11]	7,613	7,806
Fannie Mae-Aces, Series 2017-M15, Class A1, 2.959%, 9/25/2027[11]	15,680	17,052
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	18,000	19,191
Freddie Mac Multifamily Structured Pass- Through Certificates, Series K017, Class X1 (IO), 1.284%, 12/25/2021[11]	231,653	1,364
FREMF Mortgage Trust, Series 2014- K41, Class B, 3.833%, 11/25/2047[2,11]	21,000	22,966
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	15,431	16,153
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.126%, 10/15/2036[2,10]	19,000	18,905
JP Morgan Mortgage Trust Series 2013-2, Class A2, 3.50%, 5/25/2043[2,11]	2,186	2,231
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,11]	5,101	5,229
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,11]	15,104	15,426
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,11]	3,862	4,151
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,11]	5,499	5,865
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,11]	6,158	6,590
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,11]	7,817	7,996

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[11]	3,117	$3,147
Series 2013-6, Class A2, 3.00%, 5/25/2043[11]	8,373	8,509
Series 2013-8, Class A1, 3.00%, 6/25/2043[11]	3,637	3,697
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,11]	9,813	9,907
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.596%, 11/15/2027[2,10]	15,954	11,806
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,11]	12,794	12,942
Waikiki Beach Hotel Trust, Series 2019- WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.176%, 12/15/2033[2,10]	15,000	14,963

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $221,534)		222,998

MUNICIPAL BONDS - 0.0%##

New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024 (Identified Cost $127,908)	125,000	129,665

U.S. GOVERNMENT AGENCIES - 0.0%##
Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021	35	36
Pool #888810, UMBS, 5.50%, 11/1/2022	55	55
Pool #MA1834, UMBS, 4.50%, 2/1/2034	6,191	6,859
Pool #AD0207, UMBS, 6.00%, 10/1/2038	6,001	7,211
Pool #AD0307, UMBS, 5.50%, 1/1/2039	3,748	4,398
Pool #MA0258, UMBS, 4.50%, 12/1/2039	4,308	4,831
Pool #AL8674, 5.641%, 1/1/2049	15,394	17,890
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	4,664	5,155
Pool #C91771, 4.50%, 6/1/2034	3,912	4,334
Pool #C91780, 4.50%, 7/1/2034	5,202	5,764
Pool #G04601, 5.50%, 7/1/2038	5,530	6,472
Pool #G04587, 5.50%, 8/1/2038	5,293	6,213

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $68,929)		69,218

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[12] (Identified Cost $8,816,628)	8,816,628	$8,816,628

TOTAL INVESTMENTS - 100.0%
(Identified Cost $365,502,029)		474,331,929
OTHER ASSETS, LESS LIABILITIES - 0.0%##		154,943
NET ASSETS - 100%		$474,486,872

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Impt. - Improvement IO - Interest only

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security. ## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $5,746,066, which represented 1.2% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs. 4Issuer filed for bankruptcy and/or is in default of interest payments.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on January 17, 2019 and on dates between March 26, 2020 and September 18, 2020 at an aggregate cost of $23,602. The value of the security at January 31, 2021 was $5,850, or less than 0.1% of the Series’ Net Assets.

6Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2021. 8Security is perpetual in nature and has no stated maturity date.

9Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017 and on dates between May 8, 2020 and September 18, 2020 at an aggregate cost of $44,437. The value of the security at January 31, 2021 was $22, or less than 0.1% of the Series’ Net Assets.

10 Floating rate security. Rate shown is the rate in effect as of January 31, 2021.

11Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2021.

12 Rate shown is the current yield as of January 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes

Investment Portfolio - January 31, 2021

(unaudited)

significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$55,612,646	$43,136,367	$12,476,279	$—
Consumer Discretionary	65,693,880	60,996,995	4,696,885	—
Consumer Staples	53,094,875	37,892,146	15,202,729	—
Energy	34,793,625	34,756,890	—	36,735
Financials	42,749,770	37,502,956	5,246,814	—
Health Care	56,090,000	54,753,193	1,336,807	—
Industrials	24,531,332	19,850,442	4,680,890	—
Information Technology	65,358,695	64,704,893	653,802	—
Materials	12,988,037	12,841,344	146,693	—
Real Estate	20,730,416	20,665,329	65,087	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	16,346,161	—	16,346,161	—
States and political subdivisions (municipals) Corporate debt:	129,665	—	129,665	—
Communication Services	2,148,985	—	2,148,985	—
Consumer Discretionary	1,269,639	—	1,269,639	—
Consumer Staples	146,822	—	146,822	—
Energy	3,488,834	—	3,488,834	—
Financials	2,944,278	—	2,944,278	—
Health Care	548,940	—	548,940	—
Industrials	2,552,057	—	2,552,057	—
Information Technology	92,980	—	92,980	—
Materials	280,716	—	280,716	—
Real Estate	1,531,939	—	1,531,939	—
Utilities	35,747	—	35,747	—
Asset-backed securities	325,957	—	325,957	—
Commercial mortgage-backed securities	222,998	—	222,998	—
Mutual fund	1,806,307	1,806,307	—	—
Short-Term Investment	8,816,628	8,816,628	—	—
Total assets	$474,331,929	$397,723,490	$76,571,704	$36,735

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.